DERIVATIVE INSTRUMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
DERIVATIVE INSTRUMENTS [Abstract]
Net losses recognized from currency transactions	$ 2,144	$ 181	$ (231)
Unrealized gain (loss) on forward contracts, net	(1,456)	325	1,699
Outstanding forward contracts	42,799	14,904
Gain (loss) on derivative instruments reclassified from OCI to operating expenses	717	2,995
Changes in fair value of derivatives not designated as hedging instrument	$ 17,580	$ 5,645